LONG TERM DEBT (Narrative) (Details) - USD ($)		12 Months Ended
	Nov. 22, 2015	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013	Nov. 30, 2015
Debt Instrument [Line Items]
Debt instrument, face amount		$ 10,000
Debt issuance cost, deducted from the carrying amount of that debt in the consolidated balance sheets			$ 741,000
New credit facility from an Israeli Bank [Member]
Debt Instrument [Line Items]
Debt instrument, description of variable rate basis		Libor
Debt instrument, basis spread on variable rate		1.20%
Amount borrowed under credit facility	$ 19,900,000
Unpaid balance of the credit facility		$ 13,000,000
New secured credit agreement [Member]
Debt Instrument [Line Items]
Debt instrument, face amount					$ 50,000,000
Frequency of payments		quarterly
Debt instrument, starting per quarter installment amount		$ 625,000
Debt instrument, per quarter installment amount from March 2018		1,250,000
Final payment required to be made upon maturity		$ 35,000,000
Debt instrument, description of variable rate basis		LIBOR
Debt instrument, basis spread on variable rate		5.50%
Debt issuance cost, deducted from the carrying amount of that debt in the consolidated balance sheets		$ 1,399,000
Israeli Bank One [Member]
Debt Instrument [Line Items]
Debt instrument, date of issuance		May 17, 2012
Debt instrument, term		4 years
Frequency of payments		Quarterly
Date of first required payment		Jul. 17, 2012
Debt instrument, interest rate		4.35%
Frequency of interest payments		Monthly
Date of first required interest payment		May 17, 2012
Israeli Bank Two [Member]
Debt Instrument [Line Items]
Debt instrument, date of issuance		May 17, 2012
Debt instrument, term		5 years
Frequency of payments		Quarterly
Date of first required payment		Jul. 17, 2012
Debt instrument, interest rate		4.64%
Frequency of interest payments		Monthly
Date of first required interest payment		May 17, 2012